Dividend	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Dividend
31.	Dividend
The dividends paid by the Group in 2020, 2019 and 2018 were
￦
269,766 million (
￦
1,100 per share),
￦
269,659 million (
￦
1,100 per share), and
￦
245,097 million (
￦
1,000 per share), respectively. A dividend in respect of the year ended December 31, 2020, of
￦
1,350 per share, amounting to a total dividend of
￦
326,487 million, was approved at the shareholders’ meeting on March 29, 2021.